Share Capital - Summary of Options are Granted to Directors, Officers, Employees and Consultants (Detail)	9 Months Ended
Sep. 30, 2019 shares
February 14, 2019, options granted to a consultant [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	February 14, 2019, options granted to a Consultant
Number of Options	40,000
Vesting Conditions	Options may vest over a 15-month vesting schedule
Contractual life of Options	3 years
May 29, 2019, options granted to a Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	May 29, 2019, options granted to a Director
Number of Options	253,000
Vesting Conditions	Options vest over a specified vesting period not exceeding 4 years
Contractual life of Options	7 years
June 28, 2019, options granted to an Employee [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	June 28, 2019, options granted to an Employee
Number of Options	10,000
Vesting Conditions	Options vest as to 1/3 of the total number of Options granted, every year from Option Date
Contractual life of Options	7 years
July 18, 2019, options granted to a Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	July 18, 2019, options granted to a Director
Number of Options	25,719
Vesting Conditions	Options vest immediately
Contractual life of Options	7 years
July 19, 2019, options granted to a Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	July 19, 2019, options granted to a Director
Number of Options	41,273
Vesting Conditions	Options vest immediately
Contractual life of Options	7 years
July 19, 2019, options granted to an employee [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	July 19, 2019, options granted to an employee
Number of Options	467,255
Vesting Conditions	Options vest as to 1/4 of the total number of Options granted, every year from Option Date
Contractual life of Options	7 years
July 19, 2019, options granted to Consultants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	July 19, 2019, options granted to a Consultant
Number of Options	2,165
Vesting Conditions	Options vest immediately
Contractual life of Options	3 years
September 9, 2019, options granted to a Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	September 9, 2019, options granted to a Consultant
Number of Options	40,000
Vesting Conditions	Options may vest over an 18-month vesting schedule based on success factors
Contractual life of Options	3 years